Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Mar. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 631
2026	597
2027
2028
2029
Thereafter	2,041
Total undiscounted cash flows	3,269
Less: imputed interest	(1,878)
Present value of lease liabilities	$ 1,391